RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Accrued dividend	$ 72,625	$ 11,620
Dividends	72,625
One time payment to be made by Real Innovations in return of assignment to Cogent	$ 30,000
Andrew Thomas [Member]
Ownership percentage in Real Innovations hold by related parties	72.34%
Paul Benford [Member]
Ownership percentage in Real Innovations hold by related parties	27.66%